Investment Objectives and Goals - VanEck Alternative Asset Manager ETF	Jun. 04, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Alternative Asset Manager ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Alternative Asset Manager ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the MarketVector™ Alternative Asset Managers Index (the “Alternative Asset Managers Index” or the “Index”).